Long Term Investments (Details Textual)	1 Months Ended								11 Months Ended		12 Months Ended
	May 31, 2019 USD ($)	May 31, 2019 CNY (¥)	May 24, 2019 USD ($)	May 24, 2019 CNY (¥)	Apr. 03, 2019 USD ($)	Apr. 03, 2019 CNY (¥)	Mar. 01, 2019 USD ($)	Mar. 01, 2019 CNY (¥)	May 24, 2019 USD ($)	May 24, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Sep. 27, 2017 USD ($)	Sep. 27, 2017 CNY (¥)
Investment [Line Items]
Invested funds											$ 914,006		$ 293,714
Other income net									$ 35,049				$ 8,684
Income (loss)											176,148
Huanyu's [Member]
Investment [Line Items]
Equity interest percentage			30.00%	30.00%					30.00%	30.00%			30.00%
RMB [Member]
Investment [Line Items]
Other income net | ¥										¥ 239,073				¥ 56,461
Income (loss) | ¥												¥ 1,201,523
Tianjin Huanyu Qinshang Network Technology Co Ltd [Member]
Investment [Line Items]
Equity interest percentage			70.00%	70.00%					70.00%	70.00%					30.00%	30.00%
Invested funds															$ 150,000
Consideration value			$ 70,000
Tianjin Huanyu Qinshang Network Technology Co Ltd [Member] | RMB [Member]
Investment [Line Items]
Invested funds | ¥																¥ 1,000,000
Consideration value | ¥				¥ 462,000
CLPS Lihong [Member]
Investment [Line Items]
Equity interest percentage							37.00%	37.00%
Capital contribution	$ 1,010,000						$ 150,000
CLPS Lihong [Member] | RMB [Member]
Investment [Line Items]
Consideration value | ¥		¥ 7,000,000						¥ 1,000,000
EMIT [Member]
Investment [Line Items]
Equity interest percentage					30.00%	30.00%
Consideration value					$ 0
Capital contribution					$ 70,000
Income (loss)											$ 4,230
EMIT [Member] | RMB [Member]
Investment [Line Items]
Income (loss) | ¥												¥ 28,853
EMIT [Member] | RMB [Member]
Investment [Line Items]
Capital contribution | ¥						¥ 500,000